Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the SunAmerica Small-Cap Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account Information-Sales Charge Reductions and Waivers" section on pages 7-8 of the Fund's Prospectus and in the "Additional Information Regarding Purchase of Shares" section on page 60 of the Fund's statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from February 6, 2014 (commencement of operations) to October 31, 2014, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization ("small-cap") companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index (the "Small Cap Index") during the most recent 12-month period. For the most recent annual reconstitution published as of May 31, 2014, the market capitalization range of companies in the Small-Cap Index was approximately $169 million to $4.05 billion, which range will vary daily. The Fund expects to invest primarily in common stocks.

The Fund seeks to achieve its investment objective primarily by strategically allocating its assets between a small-cap index strategy and a micro-capitalization ("micro-cap") growth strategy. SunAmerica, the Fund's investment adviser, manages the small-cap strategy (the "Index Sleeve") and Cadence Capital Management, LLC ("Cadence" or the "Subadviser"), the Fund's subadviser, manages the micro-cap growth strategy (the "Micro-Cap Sleeve"). SunAmerica is responsible for determining the allocation between the Index Sleeve and the Micro-Cap Sleeve (collectively, the "sleeves") of the Fund. The Fund will invest approximately 40-60% of its assets in each portion of the Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time, at the discretion of SunAmerica.

The investment objective, principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

Index Sleeve. The Index Sleeve is managed to seek to track the performance of the Small Cap Index, which measures the performance of the 2,000 small-cap companies in the Russell 3000® Index. The portfolio manager of the Index Sleeve may endeavor to track the Small Cap Index by purchasing every stock included in the Small Cap Index, in the same proportions, or, in the alternative, may invest in a sampling of Small Cap Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Small Cap Index.

Although the Index Sleeve seeks to track the performance of the Small Cap Index, the performance of the Index Sleeve will not match that of the Small Cap Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.

Micro-Cap Sleeve. The principal investment technique of the Micro-Cap Sleeve is to invest in common stocks of small-cap or micro-cap U.S. emerging companies with market capitalizations within the range of the Russell Microcap® Index ("Microcap Index") and the Small Cap Index. Micro-cap companies will generally include companies whose market capitalizations are equal to or less than the largest company in the Microcap Index during the most recent 12-month period. For the most recent annual reconstitution published as of May 31, 2014, the market capitalization range of companies in the Microcap Index was approximately $30 million to $884 million, which range will vary daily. "Emerging companies" are companies that Cadence believes have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and whose stock is reasonably valued by the market. Cadence employs a "growth-at-a-reasonable-price" investment philosophy, allowing the Fund to invest in companies that exhibit both growth and value characteristics. For example, Cadence seeks to find small- or micro-cap, emerging companies that have improving fundamentals (based on growth criteria) and whose stock Cadence believes to be reasonably valued by the market (based on value criteria).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Index Risk. In attempting to track the performance of the Small Cap Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Index Sleeve generally will not use any defensive strategies to mitigate its risk exposure.

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of "growth" stocks may rise or decline under varying market conditions — for example, "value" stocks may perform well under circumstances in which growth stocks in general have fallen. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Small- and Micro-market Capitalization. The Fund invests in small- and micro-cap companies. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, securities issued by small- and micro-cap companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies. This means that the Adviser or Subadviser may not be able to sell these securities at an optimal time or price.

Active Trading. The Fund may engage in active trading of its portfolio securities to achieve the Fund's investment objective. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year. As a result, no performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year. As a result, no performance information is available.
A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	740
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,086
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
FeeWaiverOrReimbursementAndRecoupmentsOverAssets	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0026)	[2],[3]
C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	12.73%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	14.73%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.37%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
FeeWaiverOrReimbursementAndRecoupmentsOverAssets	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.1236)	[2],[3]
W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	18.98%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	19.98%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,813
FeeWaiverOrReimbursementAndRecoupmentsOverAssets	ck0001274768_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.1846)	[2],[3]

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 6-8 of the Prospectus for more information about the CDSCs.
[2]	Any waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the "Board of Trustees" or the "Board"), including a majority of the Independent Trustees.